Share-Based Compensation (Details) - Schedule of share-based compensation expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Cost of revenue	¥ 12,377
Selling and marketing	6,840
General and administrative	24,499
Total share-based compensation expense	¥ 43,716
Share-Based Payment Arrangement [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Cost of revenue		¥ 40,588	¥ 7,375
Selling and marketing		23,870	11,740
General and administrative		86,719	145,508
Total share-based compensation expense		¥ 151,177	¥ 164,623